Acquisitions - Proforma (Details) - Seajacks International Limited - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Pro Forma revenues	$ 217,773	$ 42,755
Pro forma net income (loss)	$ 33,374	$ (395,010)
Pro Forma earnings (loss) per share|
Basic (in shares)	$ 2.07	$ (23.25)
Diluted (in shares)	$ 2.05	$ (23.25)